Other financial information (Tables)	6 Months Ended
Jun. 30, 2023
Other financial information
Schedule of commitments given and received

Six months ended June 30, 2023
In thousands of euros	Total
CRO[1]	181,372
CMO	5,176
Lease	9,648
Others	27,007
Total commitments given	223,202
Agreements concerning the provision of facilities	228
Total commitments received	228
[1]	Including CRO with Pharmaceutical Research Associates B.V.